Consolidated Condensed Statement of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities:
Net loss	$ (2,718,240)	$ (1,613,202)
Depreciation and amortization	342	763
Stock compensation expense as settlement	64,344	600,000
Stock compensation expense	361,243
Change in assets and liabilities:
Accounts receivable	6,798	0
Inventory	152,566	0
Prepaid inventory	(253,424)	0
Other assets	(129,089)	22,500
Accounts payable and accrued expenses	384,556	(32,922)
Operating lease liabilities	(18,615)	0
Customer deposits and other current liabilities	(32,321)	0
Net cash used in operating activities	(2,181,840)	(1,022,861)
Cash flows from investing activities
Cash portion of consideration paid for acquisition of businesses, net of cash received	(852,801)	0
Net cash used in investing activities	(852,801)	0
Cash flows from financing activities:
Proceeds from issuance of common shares	5,000,000	0
Common share issuance offering costs	(637,687)	(223,579)
Net cash provided by (used in) financing activities	4,362,313	(223,579)
Net increase (decrease) in cash	1,327,672	(1,246,440)
Cash, beginning of period	894,773	3,099,422
Cash, end of period	2,222,445	1,852,982
Supplemental disclosures of cash flow information:
Non-cash consideration paid for assets acquired and liabilities assumed	19,000,000	0
Deferred acquisition costs	100,000	0
Deferred offering costs recorded as reduction of proceeds	$ 512,758	$ 0